LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LOSS PER SHARE

NOTE 26 - LOSS PER SHARE:

Both the basic and diluted loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and loss for the period as follows:

	Year Ended December 31
	2024	2023		2022

Net loss for the year attributable to A2Z’s shareholders	$16,996	$16,061		$16,557
Weighted average number of ordinary shares	21,369,527	13,899,212		11,072,711
Basic and diluted loss per share	$0.80	$1.15	(*)	$1.50	(*)

(*)	An adjustment to reflect an immaterial incorrect classification.